Employee Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)	Oct. 31, 2040	Oct. 31, 2031	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			4.10%	3.70%	3.68%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			4.00%	3.50%	3.40%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			4.20%	3.76%	3.78%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate			4.90%	4.90%	5.20%
Actuarial assumption of discount rates			4.10%	3.60%	3.60%
Scenario, Forecast [Member] | Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.10%	4.50%